SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
A summary of the activity in the share options granted to employees, non-employees and directors for the year ended December 31, 2012 and related information is as follows:
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in Years)	Aggregate intrinsic value

Outstanding at January 1, 2012	1,776,072	$5.87	3.39	$113
Granted	1,060,501	$6.19
Exercised *)	(209,067)	$4.41
Cancelled	(221,206)	$6.12
Forfeited	(82,666)	$7.09

Outstanding at December 31, 2012 **)	2,323,634	$6.09	3.38	$6,971

Exercisable at December 31, 2012 ***)	694,005	$5.72	2.31	$2,278
*)	During 2012, 25,000 share options were exercised in consideration for cash received in an amount of $ 76 and 184,067 share options were exercised under net-share settlement.
**)
Represents intrinsic value of 1,930,300 outstanding options that are in-the-money as of December 31, 2012. The remaining 393,334 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

***)
Represents intrinsic value of 650,672 exercisable options that are in-the-money as of December 31, 2012. The remaining 43,333 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

Schedule of Option Activity by Price Range
The options outstanding under the Company's Stock Option Plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

2.30-3.51	50,000	0.52	3.27	50,000	3.27
4.04-4.38	997,168	3.39	4.23	300,000	4.38
5.12-5.99	299,336	3.12	5.80	33,334	5.61
6.04-6.93	229,004	2.68	6.65	145,670	6.62
7.11-7.85	354,792	3.12	7.47	121,667	7.49
9.14-9.98	393,334	4.59	9.80	43,334	9.98

	2,323,634			694,005

Schedule of Stock-Based Compensation Expense
Stock-based compensation was recorded in the following items

	Year ended December 31,
	2010	2011	2012

Cost of sales	$7	$10	$16
Research and development	145	108	221
Selling and marketing	151	78	168
General and administrative	458	987	651

Total Expenses	$761	$1,183	$1,056